Shareholder Report, Line Graph (Details) 190853_Brown Advisory - Beutel Goodman Large-Cap Value Fund_Investor Shares_TSR Annual {Investor Shares} - USD ($)						12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2026
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Shares
Accumulated Value	$ 12,495	$ 12,281	$ 10,704	$ 9,113	$ 10,000	$ 14,634
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Index
Accumulated Value	14,873	12,859	10,380	8,696	10,000	$ 18,149
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Value Index
Accumulated Value	$ 13,360	$ 11,750	$ 10,393	$ 9,318	$ 10,000	$ 16,984